CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 4,864	$ 6,369
Restricted cash	648	63
Marketable securities (Note 3)	136	153
Trade receivables (net of allowance for doubtful accounts of $ 46 and $ 49 at December 31, 2013 and 2014, respectively)	579	943
Other accounts receivable and prepaid expenses (Note 4)	75	147
Total current assets	6,302	7,675
LONG-TERM ASSETS:
Severance pay fund	604	725
PROPERTY AND EQUIPMENT, NET (Note 5)	118	183
OTHER ASSETS:
Intangible assets, net (Note 6a)	389	567
Goodwill	3,479	3,479
Total other assets	3,868	4,046
Total assets	10,892	12,629
CURRENT LIABILITIES:
Trade payables	254	254
Accrued expenses and other liabilities (Note 7)	2,252	2,200
Deferred revenues	1,706	1,766
Liabilities of discontinued operations (Note 1a)	282	362
Total current liabilities	4,494	4,582
LONG-TERM LIABILITIES:
Accrued severance pay	712	857
Deferred tax liability	54	29
Total long-term liabilities	766	886
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2013 and 2014; Issued: 4,670,957 and 4,672,664 shares at December 31, 2013 and 2014, respectively; Outstanding: 4,665,557 and 4,667,264 shares at December 31, 2013 and 2014, respectively	13	13
Additional paid-in capital	20,400	20,317
Treasury shares (5,400 Ordinary shares at December 31, 2013 and 2014)	(29)	(29)
Accumulated other comprehensive loss	(8)	(6)
Accumulated deficit	(14,744)	(13,134)
Total shareholders' equity	5,632	7,161
Total liabilities and shareholders' equity	$ 10,892	$ 12,629